Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 951	$ 892
Adjustment on currency translation	86	59
Goodwill at end of period	1,037	951
Cost [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	17,144	17,120
Goodwill at end of period	17,942	17,144
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(16,193)	(16,228)
Goodwill at end of period	$ (16,905)	$ (16,193)